Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party [Abstract]
Salaries and benefits	$ 946	$ 807
Share-based compensation	1,106	668
Compensation expense	$ 2,052	$ 1,475